UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	August 31, 2018

WESTERN ASSET

GOVERNMENT RESERVES

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Government Reserves for the twelve-month reporting period ended August 31, 2018. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

II	Western Asset Government Reserves

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the twelve months ended August 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.8% and 2.3%, respectively. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s final reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.2%. The acceleration in GDP growth in the second quarter of 2018 reflected positive contributions from personal consumption expenditures (“PCE”), exports, federal government spending and state and local government spending, along with a smaller decrease in residential fixed investment. These were partly offset by a downturn in private inventory investment and a deceleration in nonresidential fixed investment. Imports decreased after increasing in the first quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on August 31, 2018, the unemployment rate was 3.9%, versus 4.2% when the period began. The percentage of longer-term unemployed also declined during the reporting period. In August 2018, 21.5% of Americans looking for a job had been out of work for more than six months, versus 25.5% when the period began.

Looking back, at its meeting that concluded on September 20, 2017, the Federal Reserve Board (the “Fed”)ii kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, after the reporting period ended, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 28, 2018

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Western Asset Government Reserves	III

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset Government Reserves

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The Fund is a money market fund that invests in securities through an underlying mutual fund, Government Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. The Portfolio invests exclusively in short-term U.S. government obligations, including U.S. Treasuries and securities issued or guaranteed by the U.S. government or its agencies, authorities, instrumentalities or sponsored entities and in repurchase agreements collateralized by government obligations. These securities may pay interest at fixed, floating or adjustable rates or may be issued at a discount. U.S. government obligations are not necessarily backed by the full faith and credit of the United States. Although the Portfolio invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government.

The Portfolio invests in securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, that we determined to be of equivalent quality.

As a government money market fund, the Fund tries to maintain a share price of $1.00 and must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. Where required by these rules, the Fund’s and the Portfolio’s subadviser, Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”), or Board of Trustees will decide whether a security should be held or sold in the event of credit downgrades or certain other events occurring after purchase.

At Western Asset, we utilize a fixed-income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed-income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Both short- and long-term Treasury yields moved higher during the twelve-month reporting period ended August 31, 2018 as a whole. The yield for the two-year Treasury note began the reporting period at 1.33% and ended the period at 2.62%. The peak for the period of 2.69% occurred on July 26, 2018, and the low for the period of 1.27% took place on September 7 and 8, 2017. The yield for the ten-year Treasury was 2.12% at the beginning of the reporting period and ended the period at 2.86%. The peak for the period of 3.11% occurred on May 17, 2018, and the low of 2.05% took place on September 7, 2017.

The Federal Reserve Board (the “Fed”)i raised the federal funds rateii on three separate occasions during the reporting period. In addition, beginning in October 2017, the Fed started to reduce its balance sheet. The Fed’s first rate hike of the reporting period occurred on December 13, 2017, pushing the federal funds rate to a range between 1.25% and 1.50%. The next rate

Western Asset Government Reserves 2018 Annual Report	1

Fund overview (cont’d)

hike occurred on March 21, 2018 — bringing the federal funds rate to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised rates to a range between 1.75% and 2.00%. Finally, on September 26, 2018 — after the reporting period ended — the Fed raised rates to a range between 2.00% and 2.25%.

Q. How did we respond to these changing market conditions?

A. The Fund maintained a cautious maturity stance over the reporting period, as the Fed continued its shift towards a less accommodative policy stance. Certain strategies implemented over the period were driven by the pattern of issuance by the U.S. Treasury which, in turn, impacted the availability of U.S. government securities.

Performance review

As of August 31, 2018, the seven-day current yield for Class A shares of Western Asset Government Reserves was 1.39% and the seven-day effective yield, which reflects compounding, was 1.40%.1

The Fund does not invest directly in securities but instead invests all of its investable assets in an underlying mutual fund, the Portfolio, which has the same investment objective and strategies, and substantially the same policies as the Fund. Unless otherwise indicated, references to the Fund include the underlying mutual fund, the Portfolio.

Western Asset Government Reserves Yields as of August 31, 2018 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class A	1.39%	1.40%
Class A2	2.06%	2.08%
Service Shares	1.00%	1.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/moneymarketfunds.

Absent fee waivers and/or expense reimbursements, the seven-day current yield and the seven-day effective yield for Class A shares would have been 1.37% and 1.38%, respectively; the seven-day current yield and the seven-day effective yield for Class A2 shares would have been 2.03% and 2.05%, respectively; and the seven-day current yield and the seven-day effective yield for Service Shares would have been 0.74%.

The manager has voluntarily undertaken to limit Fund expenses. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Western Asset Government Reserves 2018 Annual Report

the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Q. What were the most significant factors affecting Fund performance?

A. The maturity positioning of the portfolio, along with an increased allocation to floating rate securities, positively impacted the Fund’s performance over the reporting period as yields moved higher.

Thank you for your investment in Western Asset Government Reserves. As always, we appreciate that you have chosen us to manage your assets and we remain focused on seeking to achieve the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

September 18, 2018

RISKS: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Although the Fund invests in U.S. government obligations, an investment in the Fund is neither insured nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Government Reserves 2018 Annual Report	3

Portfolio at a glance† (unaudited)

Government Portfolio

The Fund invests all of its investable assets in Government Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of August 31, 2018 and August 31, 2017. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

4	Western Asset Government Reserves 2018 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2018 and held for the six months ended August 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	0.61%	$1,000.00	$1,006.10	0.58%	$2.93	Class A	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class A2	0.66	1,000.00	1,006.60	0.49	2.48	Class A2	5.00	1,000.00	1,022.74	0.49	2.50
Service Shares	0.41	1,000.00	1,004.10	0.98	4.95	Service Shares	5.00	1,000.00	1,020.27	0.98	4.99

Western Asset Government Reserves 2018 Annual Report	5

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended August 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[4]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

6	Western Asset Government Reserves 2018 Annual Report

Statement of assets and liabilities

August 31, 2018

Assets:
Investment in Government Portfolio, at value	$1,080,816,785
Receivable for Fund shares sold	846,822
Prepaid expenses	71,753
Total Assets	1,081,735,360

Liabilities:
Payable for Fund shares repurchased	1,620,721
Investment management fee payable	394,882
Service and/or distribution fees payable	89,556
Distributions payable	83,661
Trustees’ fees payable	2,638
Accrued expenses	279,191
Total Liabilities	2,470,649
Total Net Assets	$1,079,264,711

Net Assets:
Par value (Note 5)	$10,794
Paid-in capital in excess of par value	1,079,408,381
Undistributed net investment income	8,137
Accumulated net realized loss on investments allocated from Government Portfolio	(162,601)
Total Net Assets	$1,079,264,711

Net Assets:
Class A	$758,583,984
Class A2	$320,284,044
Service Shares	$396,683

Shares Outstanding:
Class A	758,664,608
Class A2	320,316,269
Service Shares	396,725

Net Asset Value:
Class A	$1.00
Class A2	$1.00
Service Shares	$1.00

See Notes to Financial Statements.

Western Asset Government Reserves 2018 Annual Report	7

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Income from Government Portfolio	$17,304,443
Allocated expenses from Government Portfolio	(1,318,481)
Allocated waiver from Government Portfolio	1,164,850
Total Investment Income	17,150,812

Expenses:
Investment management fee (Note 2)	5,195,243
Service and/or distribution fees (Notes 2 and 3)	1,164,964
Transfer agent fees (Note 3)	557,770
Registration fees	151,846
Shareholder reports	69,050
Legal fees	58,922
Trustees’ fees	31,091
Audit and tax fees	29,455
Insurance	15,626
Fund accounting fees	6,300
Miscellaneous expenses	28,591
Total Expenses	7,308,858
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(436,674)
Net Expenses	6,872,184
Net Investment Income	10,278,628
Net Realized Loss on Investments From Government Portfolio	(107,958)
Increase in Net Assets From Operations	$10,170,670

See Notes to Financial Statements.

8	Western Asset Government Reserves 2018 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$10,278,628	$1,920,893
Net realized loss	(107,958)	(31,137)
Increase in Net Assets From Operations	10,170,670	1,889,756

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(10,278,634)	(1,900,914)
Decrease in Net Assets From Distributions to Shareholders	(10,278,634)	(1,900,914)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	1,506,552,383	1,826,438,239
Reinvestment of distributions	9,234,878	1,688,945
Cost of shares repurchased	(1,640,684,393)	(1,387,565,616)
Increase (Decrease) in Net Assets From Fund Share Transactions	(124,897,132)	440,561,568
Increase (Decrease) in Net Assets	(125,005,096)	440,550,410

Net Assets:
Beginning of year	1,204,269,807	763,719,397
End of year*	$1,079,264,711	$1,204,269,807
*Includes undistributed net investment income of:	$8,137	$8,143

See Notes to Financial Statements.

Western Asset Government Reserves 2018 Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31:
Class A Shares[1]	2018	2017	2016		2015		2014

Net asset value, beginning of year	$1.000	$1.000	$1.000		$1.000		$1.000

Income (loss) from operations:
Net investment income	0.009	0.002	0.000	[2]	0.000	[2]	0.000	[2]
Net realized gain (loss)[2]	(0.000)	(0.000)	0.000		0.000		(0.000)
Total income from operations	0.009	0.002	0.000	[2]	0.000	[2]	0.000	[2]

Less distributions from:
Net investment income	(0.009)	(0.002)	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]
Total distributions	(0.009)	(0.002)	(0.000)	[2]	(0.000)	[2]	(0.000)	[2]

Net asset value, end of year	$1.000	$1.000	$1.000		$1.000		$1.000
Total return[3]	0.91%	0.17%	0.02%		0.01%		0.01%

Net assets, end of year (billions)	$1	$1	$1		$1		$1

Ratios to average net assets:
Gross expenses[4,5]	0.72%	0.71%	0.71%		0.69%		0.76%
Net expenses[5,6,7]	0.59	0.53	0.31		0.10		0.09
Net investment income	0.89	0.17	0.01		0.01		0.01

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

[5]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Government Reserves 2018 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class A2 Shares[1]	2018	2017	2016[2]

Net asset value, beginning of year	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.009	0.001	0.000	[3]
Net realized gain (loss)[3]	(0.000)	(0.000)	0.000
Total income from operations	0.009	0.001	0.000	[3]

Less distributions from:
Net investment income	(0.009)	(0.001)	(0.000)	[3]
Total distributions	(0.009)	(0.001)	(0.000)	[3]

Net asset value, end of year	$1.000	$1.000	$1.000
Total return[4]	0.87%	0.12%	0.01%

Net assets, end of year (000s)	$320,284	$324,626	$57,432

Ratios to average net assets:
Gross expenses[5,6]	0.81%	0.84%	3.15%[7]
Net expenses[6,8,9]	0.64	0.58	0.40	[7]
Net investment income	0.86	0.13	0.03	[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period May 2, 2016 (inception date) through August 31, 2016.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

[6]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Government Reserves 2018 Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Service Shares[1]	2018	2017[2]

Net asset value, beginning of year	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.005	0.000	[3]
Net realized loss[3]	(0.000)	(0.000)
Total income from operations	0.005	0.000	[3]

Less distributions from:
Net investment income	(0.005)	(0.000)	[3]
Total distributions	(0.005)	(0.000)	[3]

Net asset value, end of year	$1.000	$1.000
Total return[4]	0.51%	0.02%

Net assets, end of year (000s)	$397	$150

Ratios to average net assets:
Gross expenses[5,6]	1.28%	1.37%[7]
Net expenses[6,8,9]	0.99	0.80	[7]
Net investment income	0.57	0.02	[7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period November 10, 2016 (re-inception date) to August 31, 2017. Service Shares were fully redeemed on May 26, 2015 and resumed operations on November 10, 2016 upon shareholder investment.

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

The gross expenses do not reflect the reduction of the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by Government Portfolio.

[6]	Includes the Fund’s share of Government Portfolio’s allocated expenses.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Service Shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Western Asset Government Reserves 2018 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Government Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Government Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (6.5% at August 31, 2018) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment transactions and investment income. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders. The Fund also pays certain other expenses which can be directly attributed to the Fund.

(c) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Government Reserves 2018 Annual Report	13

Notes to financial statements (cont’d)

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Since the Fund invests all of its investable assets in Government Portfolio, the investment management fee of the Fund will be reduced by the investment management fee allocated to the Fund by Government Portfolio.

14	Western Asset Government Reserves 2018 Annual Report

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares, Class A2 shares and Service Shares did not exceed 0.60%, 0.80% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $436,674.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares, Class A2 shares and Service Shares calculated at the annual rate of 0.10%, 0.10% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the year ended August 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$843,479	‡	$184,894
Class A2	319,764	†	372,243
Service Shares	1,721	†	633
Total	$1,164,964		$557,770

‡	Amount shown is exclusive of expense reimbursements. For the year ended August 31, 2018, the service and/or distribution fees reimbursed amounted to $18,713 for Class A shares.

†

Amounts shown are exclusive of waivers. For the year ended August 31, 2018, the service and/or distribution fees waived amounted to $31,976 and $551 for Class A2 shares and Service Shares, respectively. Such waivers are voluntary and may be reduced or terminated at any time.

Western Asset Government Reserves 2018 Annual Report	15

Notes to financial statements (cont’d)

For the year ended August 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$200,618
Class A2	235,398
Service Shares	658
Total	$436,674

4. Distributions to shareholders by class

	Year Ended August 31, 2018	Year Ended August 31, 2017
Net Investment Income:
Class A	$7,529,561	$1,491,380
Class A2	2,747,100	409,507
Service Shares	1,973	27	[1]
Total	$10,278,634	$1,900,914

[1]	For the period November 10, 2016 (re-inception date) to August 31, 2017. Service Shares were fully redeemed on May 26, 2015 and resumed operations on November 10, 2016 upon shareholder investment.

5. Shares of beneficial interest

At August 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended August 31, 2018	Year Ended August 31, 2017
Class A
Shares sold	1,179,473,614	1,199,729,497
Shares issued on reinvestment	6,485,818	1,279,411
Shares repurchased	(1,306,791,927)	(1,027,793,613)
Net increase (decrease)	(120,832,495)	173,215,295

Class A2
Shares sold	326,611,059	626,144,622
Shares issued on reinvestment	2,747,087	409,507
Shares repurchased	(333,669,518)	(359,357,846)
Net increase (decrease)	(4,311,372)	267,196,283

16	Western Asset Government Reserves 2018 Annual Report

	Year Ended August 31, 2018	Year Ended August 31, 2017
Service Shares
Shares sold	467,710	564,120	[1]
Shares issued on reinvestment	1,973	27	[1]
Shares repurchased	(222,948)	(414,157)	[1]
Net increase	246,735	149,990	[1]

[1]	For the period November 10, 2016 (re-inception date) to August 31, 2017. Service Shares were fully redeemed on May 26, 2015 and resumed operations on November 10, 2016 upon shareholder investment.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended August 31, was as follows:

	2018	2017
Distributions paid from:
Ordinary income	$10,278,634	$1,900,914

As of August 31, 2018, there were no significant differences between the book and tax components of net assets.

As of August 31, 2018, the Fund had capital losses of $162,601 that have been deferred in the current year as either short-term or long-term losses. These losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future capital gains.

Western Asset Government Reserves 2018 Annual Report	17

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Money Market Trust and

Shareholders of Western Asset Government Reserves

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of Western Asset Government Reserves (one of the funds constituting Legg Mason Partners Money Market Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of August 31, 2018 by correspondence with the accounting agent for the Government Portfolio. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 18, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

18	Western Asset Government Reserves 2018 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Western Asset Government Reserves (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Western Asset Government Reserves	19

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron*
Year of birth	1945
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1994 (Chair of the Board since 2018)
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

20	Western Asset Government Reserves

Independent Trustees† cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Interested Trustees and Officer
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/ Director of 148 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	139
Other board memberships held by Trustee during past five years	None

Western Asset Government Reserves	21

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

22	Western Asset Government Reserves

Additional Officers cont’d
Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Western Asset Government Reserves	23

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

*	Effective January 1, 2018, Ms. Heilbron became Chair.

24	Western Asset Government Reserves

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2018:

Record date:	Daily	Daily
Payable date:	September 2017 - December 2017	January 2018 - August 2018
Interest from Federal Obligations	40.38%	34.82%

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The following information is applicable to non-U.S. resident shareholders:

100% of the ordinary income distributions paid monthly by the Fund represent Qualified Net Interest Income and Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Please retain this information for your records.

Western Asset Government Reserves	25

Schedule of investments

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.1%
U.S. Government Agencies — 44.3%
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.830%)	2.170%	9/12/18	$35,000,000	$35,000,227	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.095%)	2.177%	10/3/18	39,175,000	39,175,182	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.300%)	2.391%	12/5/18	65,000,000	65,000,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.020%)	1.980%	1/14/19	55,000,000	54,998,978	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.120%)	1.955%	1/30/19	155,000,000	154,993,448	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.065%)	2.156%	3/12/19	100,000,000	99,997,354	(a)
Federal Farm Credit Bank (FFCB) (6 mo. USD LIBOR - 0.360%)	2.050%	3/22/19	100,000,000	99,996,189	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.080%)	2.171%	3/25/19	25,000,000	24,999,294	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.895%	4/10/19	205,000,000	204,993,696	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.105%)	1.895%	4/11/19	60,000,000	59,998,168	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.100%)	1.967%	4/12/19	100,000,000	99,995,864	(a)
Federal Farm Credit Bank (FFCB) (U.S. Federal Funds Intraday Effective Rate)	1.920%	4/15/19	125,000,000	124,992,226	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.910%	6/3/19	100,000,000	99,995,663	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.085%)	2.176%	8/8/19	67,260,000	67,253,614	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	8/16/19	17,950,000	17,949,983	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	9/13/19	23,000,000	22,999,979	(a)
Federal Farm Credit Bank (FFCB) (3 mo. U.S. Treasury Money Market Yield + 0.095%)	2.186%	9/20/19	79,400,000	79,400,000	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.090%)	1.910%	9/27/19	100,000,000	99,983,884	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	10/10/19	80,000,000	79,991,912	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 3.080%)	1.920%	11/15/19	175,000,000	175,000,000	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.090%)	1.979%	1/21/20	115,000,000	115,000,356	(a)

See Notes to Financial Statements.

26	Government Portfolio 2018 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.115%	1/27/20	$125,000,000	$125,186,399	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.085%)	1.995%	2/6/20	25,000,000	24,998,149	(a)
Federal Farm Credit Bank (FFCB) (Federal Reserve Bank Prime Loan Rate - 2.920%)	2.080%	2/10/20	50,000,000	49,978,517	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.113%	2/10/20	25,310,000	25,357,375	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR + 0.050%)	2.119%	2/21/20	32,635,000	32,697,170	(a)
Federal Farm Credit Bank (FFCB) (1 mo. USD LIBOR - 0.080%)	1.985%	3/27/20	48,500,000	48,496,250	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	1.448%	9/7/18	65,000,000	64,984,508	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.914-1.919%	9/26/18	40,000,000	39,947,049	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.015%	10/16/18	20,000,000	19,950,000	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.724%	10/19/18	25,000,000	24,943,333	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.725%	10/29/18	145,000,000	144,602,861	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.645%	10/30/18	50,000,000	49,867,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.513%	11/2/18	20,000,000	19,948,678	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.050%	11/9/18	65,000,000	64,745,850	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.757%	11/16/18	25,000,000	24,908,694	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.788%	11/19/18	15,000,000	14,942,067	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.758-1.789%	11/28/18	65,000,000	64,721,456	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	1.779%	11/30/18	50,000,000	49,781,250	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.052-2.125%	12/17/18	45,000,000	44,724,475	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.159%	1/7/19	25,000,000	24,809,778	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.148%	1/10/19	50,000,000	49,612,458	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.157-2.174%	1/24/19	120,000,000	118,968,889	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.167-2.192%	1/25/19	65,000,000	64,431,614	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	2.232%	2/22/19	50,000,000	49,468,334	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR + 0.050%)	2.115%	10/26/18	44,000,000	43,999,998	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.030%)	2.047%	1/18/19	190,000,000	189,999,952	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.155%)	2.187%	1/24/19	90,000,000	90,010,308	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	2.000%	2/4/19	100,000,000	100,000,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.987%	3/14/19	110,000,000	110,000,073	(a)

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	27

Schedule of investments (cont’d)

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.080%)	1.985%	4/26/19	$31,500,000	$31,500,000	(a)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.105%)	1.960%	5/28/19	100,000,000	100,000,103	(a)
Federal Home Loan Bank (FHLB) (3 mo. USD LIBOR - 0.160%)	2.151%	5/28/19	100,000,000	100,021,372	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.928-1.939%	9/24/18	200,000,000	199,753,389	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.000%	10/19/18	69,000,000	68,817,840	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.020%	10/23/18	100,000,000	99,711,111	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.049%	11/7/18	100,000,000	99,620,706	(b)
Federal Home Loan Bank (FHLB), Discount Notes	2.031%	12/13/18	70,000,000	69,599,444	(b)
Federal Home Loan Bank (FHLB) (1 mo. USD LIBOR - 0.065%)	2.001%	1/23/20	50,000,000	50,017,394	(a)
Federal Home Loan Bank (FHLB), Discount Notes	1.901%	9/7/18	100,000,000	99,968,334	(b)
Federal Home Loan Bank (FHLB), Discount Notes	1.933%	9/14/18	125,000,000	124,912,882	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR - 0.100%)	1.983%	8/8/19	150,000,000	150,000,000	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.928%	9/24/18	25,000,000	24,969,333	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.923%	9/25/18	100,000,000	99,872,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	1.984-1.998%	10/26/18	231,942,000	231,240,199	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.019-2.024%	11/5/18	97,655,000	97,300,142	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.041%	11/13/18	135,000,000	134,444,287	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.060%	11/20/18	70,000,000	69,681,111	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	2.091-2.106%	11/29/18	556,276,000	553,410,376	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Notes (3 mo. USD LIBOR - 0.250%)	2.081%	10/10/18	150,000,000	150,000,000	(a)
Federal National Mortgage Association (FNMA), Discount Notes	1.867%	9/10/18	250,000,000	249,883,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.909%	9/19/18	135,966,000	135,836,832	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.994%	10/17/18	311,250,000	310,460,947	(b)
Federal National Mortgage Association (FNMA), Discount Notes	1.985%	10/24/18	36,979,000	36,871,478	(b)

See Notes to Financial Statements.

28	Government Portfolio 2018 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — continued
Federal National Mortgage Association (FNMA), Discount Notes	2.005%	10/31/18	$100,000,000	$99,667,500	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.038%	11/5/18	175,000,000	174,358,577	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.050%	11/14/18	37,500,000	37,342,827	(b)
Federal National Mortgage Association (FNMA), Discount Notes	2.061%	11/21/18	50,000,000	49,769,375	(b)
Federal National Mortgage Association (FNMA), Notes (1 mo. USD LIBOR)	2.065%	2/28/19	37,590,000	37,618,401	(a)
Total U.S. Government Agencies				7,284,448,462
U.S. Treasury Bills — 8.9%
U.S. Treasury Bills	1.901%	9/13/18	75,000,000	74,952,500	(b)
U.S. Treasury Bills	1.884%	9/20/18	100,000,000	99,901,042	(b)
U.S. Treasury Bills	1.885-1.928%	9/27/18	577,243,000	576,448,678	(b)
U.S. Treasury Bills	2.032%	11/15/18	125,000,000	124,475,260	(b)
U.S. Treasury Bills	2.094%	12/20/18	150,000,000	149,050,104	(b)
U.S. Treasury Bills	2.105-2.107%	1/3/19	250,000,000	248,203,894	(b)
U.S. Treasury Bills	2.128-2.139%	1/10/19	200,000,000	198,462,570	(b)
Total U.S. Treasury Bills				1,471,494,048
U.S. Treasury Notes — 5.8%
U.S. Treasury Notes	1.375%	9/30/18	100,000,000	99,982,812
U.S. Treasury Notes	0.750%	10/31/18	150,000,000	149,686,985
U.S. Treasury Notes	1.375%	11/30/18	100,000,000	99,889,122
U.S. Treasury Notes	1.375%	12/31/18	100,000,000	99,759,074
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.124%	4/30/20	100,000,000	99,999,722	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.134%	7/31/20	400,000,000	400,038,721	(a)
Total U.S. Treasury Notes				949,356,436
Repurchase Agreements — 40.1%
Bank of America N.A. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $300,065,000; (Fully collateralized by various U.S. government obligations, 0.375% to 2.125% due 8/15/21 to 7/15/23; Market value — $306,000,028)	1.950%	9/4/18	300,000,000	300,000,000
Bank of Montreal tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $500,106,111; (Fully collateralized by various U.S. government obligations, 0.000% to 3.875% due 9/27/18 to 5/15/48; Market value — $510,000,026)	1.910%	9/4/18	500,000,000	500,000,000

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	29

Schedule of investments (cont’d)

August 31, 2018

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Barclays Capital Inc. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $600,129,333; (Fully collateralized by various U.S. government obligations, 0.000% to 3.000% due 11/15/18 to 5/15/48; Market value — $613,699,687)	1.940%	9/4/18	$600,000,000	$600,000,000
Canadian Imperial Bank of Commerce tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $650,141,556; (Fully collateralized by various U.S. government obligations, 0.125% to 3.625% due 4/15/19 to 11/15/47; Market value — $663,144,429)	1.960%	9/4/18	650,000,000	650,000,000
Credit Agricole SA tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $750,162,500; (Fully collateralized by U.S. government obligations, 0.125% to 2.750% due 7/15/26 to 2/15/28; Market value — $765,000,030)	1.950%	9/4/18	750,000,000	750,000,000
Federal Reserve Bank of New York tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $5,000,972; (Fully collateralized by U.S. government obligation, 2.125% due 11/30/24; Market value — $5,001,021)	1.750%	9/4/18	5,000,000	5,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $22,562,507; (Fully collateralized by various U.S. government obligations, 0.125% to 1.500% due 4/15/19 to 5/31/19; Market value — $23,012,119)	1.000%	9/4/18	22,560,000	22,560,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $125,025,000; (Fully collateralized by various U.S. government obligations, 1.750% to 1.875% due 3/31/22 to 5/31/22; Market value — $127,502,188)	1.800%	9/4/18	125,000,000	125,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $200,041,778; (Fully collateralized by U.S. government obligation, 1.875% due 3/31/22; Market value — $204,001,733)	1.880%	9/4/18	200,000,000	200,000,000
Fixed Income Clearing Corp. repurchase agreement dated 8/31/18; Proceeds at maturity — $500,106,667; (Fully collateralized by U.S. government obligation, 2.500% due 3/31/23; Market value — $510,001,964)	1.920%	9/4/18	500,000,000	500,000,000
ING U.S. Funding LLC tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $500,105,556; (Fully collateralized by various U.S. government obligations, 0.000% to 6.625% due 9/30/18 to 2/15/48; Market value — $510,000,046)	1.900%	9/4/18	500,000,000	500,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $450,094,500; (Fully collateralized by various U.S. government obligations, 0.000% to 4.750% due 9/30/18 to 8/15/47; Market value — $459,000,099)	1.890%	9/4/18	450,000,000	450,000,000

See Notes to Financial Statements.

30	Government Portfolio 2018 Annual Report

Government Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Royal Bank of Canada tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $350,073,500; (Fully collateralized by various U.S. government obligations, 0.125% to 2.875% due 4/15/19 to 4/30/25; Market value — $357,000,096)	1.890%	9/4/18	$350,000,000	$350,000,000
Societe Generale NY tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $800,174,222; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.250% due 12/14/18 to 2/15/48; Market value — $816,000,019)	1.960%	9/4/18	800,000,000	800,000,000
Toronto Dominion Bank NY tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $150,032,333; (Fully collateralized by various U.S. government obligations, 2.125% to 2.750% due 7/31/20 to 11/15/27; Market value — $153,000,027)	1.940%	9/4/18	150,000,000	150,000,000
Wells Fargo Bank N.A. tri-party repurchase agreement dated 8/31/18; Proceeds at maturity — $700,150,889; (Fully collateralized by various U.S. government obligations, 0.000% to 6.875% due 10/11/18 to 5/15/46; Market value — $714,000,007)	1.940%	9/4/18	700,000,000	700,000,000
Total Repurchase Agreements				6,602,560,000
Total Investments — 99.1% (Cost — $16,307,858,946#)				16,307,858,946
Other Assets in Excess of Liabilities — 0.9%				140,792,946
Total Net Assets — 100.0%				$16,448,651,892

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	31

Statement of assets and liabilities

August 31, 2018

Assets:
Investments, at value	$9,705,298,946
Repurchase agreements, at value	6,602,560,000
Cash	131,789,673
Interest receivable	9,648,527
Total Assets	16,449,297,146

Liabilities:
Trustees’ fees payable	55,718
Accrued expenses	589,536
Total Liabilities	645,254
Total Net Assets	$16,448,651,892

Represented by:
Paid-in capital	$16,448,651,892

See Notes to Financial Statements.

32	Government Portfolio 2018 Annual Report

Statement of operations

For the Year Ended August 31, 2018

Investment Income:
Interest	$278,104,890

Expenses:
Investment management fee (Note 2)	18,912,083
Fund accounting fees	1,061,934
Trustees’ fees	525,682
Legal fees	405,473
Interest expense	279,981
Audit and tax fees	37,743
Custody fees	37,496
Miscellaneous expenses	126,779
Total Expenses	21,387,171
Less: Fee waivers and/or expense reimbursements (Note 2)	(18,912,083)
Net Expenses	2,475,088
Net Investment Income	275,629,802
Net Realized Loss on Investments	(1,280,678)
Increase in Net Assets From Operations	$274,349,124

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	33

Statements of changes in net assets

For the Years Ended August 31,	2018	2017

Operations:
Net investment income	$275,629,802	$154,548,675
Net realized loss	(1,280,678)	(488,341)
Increase in Net Assets From Operations	274,349,124	154,060,334

Capital Transactions:
Proceeds from contributions	77,032,031,956	69,074,507,294
Value of withdrawals	(81,137,495,899)	(66,247,688,127)
Increase (Decrease) in Net Assets From Capital Transaction	(4,105,463,943)	2,826,819,167
Increase (Decrease) in Net Assets	(3,831,114,819)	2,980,879,501

Net Assets:
Beginning of year	20,279,766,711	17,298,887,210
End of year	$16,448,651,892	$20,279,766,711

See Notes to Financial Statements.

34	Government Portfolio 2018 Annual Report

Financial highlights

For the years ended August 31:
	2018	2017	2016	2015	2014

Net assets, end of year (millions)	$16,449	$20,280	$17,299	$11,778	$16,077
Total return[1]	1.50%	0.68%	0.32%	0.10%	0.05%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.01	0.05
Net investment income	1.46	0.67	0.32	0.10	0.04

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Government Portfolio 2018 Annual Report	35

Notes to financial statements

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2018, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

36	Government Portfolio 2018 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$16,307,858,946	—	$16,307,858,946

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Government Portfolio 2018 Annual Report	37

Notes to financial statements (cont’d)

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2018, fees waived and/or expenses reimbursed amounted to $18,912,083.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2018, the Portfolio did not invest in derivative instruments.

38	Government Portfolio 2018 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Master Portfolio Trust and Investors of Government Portfolio

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Portfolio (one of the funds constituting Master Portfolio Trust, referred to hereafter as the “Fund”) as of August 31, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the year ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended August 31, 2017 and the financial highlights for each of the periods ended on or prior to August 31, 2017 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, MD

October 18, 2018

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not determined the specific year we began serving as auditor.

Government Portfolio 2018 Annual Report	39

Additional information (unaudited)

Information about Trustees and officers

The Trustees and officers of the Fund also serve as the Trustees and officers of the Portfolio. Information about the Trustees and officers of the Fund can be found on pages 19 through 24 of this report.

40	Government Portfolio

Western Asset

Government Reserves

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron*

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

*	Effective January 1, 2018, Ms. Heilbron became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC**

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)***

**	Prior to May 2, 2018, known as Western Asset Management Company.

Transfer agent

BNYMellon Investment Servicing (US) Inc. (“BNYMellon”)***

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

***	Effective September 17, 2018, BNY became custodian and BNY Mellon became the sole transfer agent.

Western Asset Government Reserves

The Fund is a separate investment series of Legg Mason Partners Money Market Trust, a Maryland statutory trust.

Western Asset Government Reserves Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-203-703-6002.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.leggmason.com/moneymarketfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Government Reserves. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX0100735 10/18 SR18-3446

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2017 and August 31, 2018 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $138,630 in August 31, 2017 and $133,543 in August 31, 2018.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $7,714 in August 31, 2017 and $13,865 in August 31, 2018.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Money Market Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Period.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,980 in August 31, 2017 and $17,660 in August 31, 2018. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Legg Mason Partners Money Market Trust were $0 in August 31, 2017 and $0 in August 31, 2018.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Money Market Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Money Market Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for August 31, 2017 and August 31, 2018; Tax Fees were 100% and 100% for August 31, 2017 and August 31, 2018; and Other Fees were 100% and 100% for August 31, 2017 and August 31, 2018.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Money Market Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Money Market Trust during the reporting period were $0 in August 31, 2017 and $432,645 in August 31, 2018.

(h) Yes. Legg Mason Partners Money Market Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Money Market Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Susan B. Kerley

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 26, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 26, 2018